STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Securities Financing Transaction [Line Items]
Proceeds from Issuance of Common Stock						$ 1,137,500	$ 898,990
Stock issued for services, shares	$ 84,500	$ 53,500	$ 37,975	$ 81,825
Stock issued for services						84,500	$ 173,300
Number of share converted, value						$ 2,562,500
Number of share converted								75,000
Warrants purchase						888,166
Number of share converted, value								$ 150,000
Induced Conversion of Convertible Debt Expense								$ 101,000
Excise price						$ 1.16
Shares Issued Services [Member]
Securities Financing Transaction [Line Items]
Number of share converted							1,776,333
Stock Issued For Services [Member]
Securities Financing Transaction [Line Items]
Stock issued for services, shares						50,000	10,000
Stock issued for services, shares						$ 84,500	$ 81,825
Subscription Agreements [Member]
Securities Financing Transaction [Line Items]
Number of share converted					27,107
Number of share converted, value						100,000
Accrued interest						$ 8,425
Excise price						$ 4.00
Stock Issued For Cash [Member]
Securities Financing Transaction [Line Items]
Stock Issued During Period, Shares, New Issues						882,448	149,836
Proceeds from Issuance of Common Stock						$ 1,137,500	$ 898,990